Income Taxes (Details) - Schedule of deferred tax assets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of deferred tax assets [Abstract]
Excess advertising expense	$ 820,649	$ 699,717
Deferred Intangible assets amortization	21,573	22,983
Net operating loss carrying forward	369,709	7,666
Share-based compensation	79,402	65,181
Total	$ 1,291,333	$ 795,547